Long Term Debt - Schedule of Term Loan Facilities (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Current total	$ 57	$ 753
Non-current total	1,071	1,053
Total	$ 1,128	1,806
USD Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.90%
Current total	$ 0	586
EUR Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.60%
Current total	$ 0	78
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.40%
Non-current total	$ 991	974
Various Financing
Disclosure of detailed information about borrowings [line items]
Current total	6	5
Non-current total	$ 29	29
2019 USD Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.25%
Current total	$ 36	36
Non-current total	$ 36	36
2020 USD Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.90%
Current total	$ 0	34
2019 EUR Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.25%
Current total	$ 15	14
Non-current total	$ 15	$ 14
2019 USD Dresden Equipment Financing, Non-Current
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.25%